Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Current assets:
Cash and cash equivalents	$ 5,536,422	$ 30,220
Accounts receivable		28,539
Taxes recoverable	36,984	18,177
Derivative assets	56,746
Inventory	36,493	36,493
Other current assets	502,323	581,782
Total current assets	6,168,968	695,211
Other non-current assets	118,466	15,051
Property and equipment, net	2,119,988	1,940,613
Total assets	8,407,422	2,650,875
Current liabilities:
Accounts payable	497,853	721,789
Related party transactions	20,268	1,088,540
Other current liabilities	9,857	8,830
Total current liabilities	527,978	1,819,159
Non Current liabilities:
Other non-current liabilities	24,729	27,242
Total non current liabilities	24,729	27,242
Total liabilities	552,707	1,846,401
Stockholders’ equity:
Series A preferred stock, $0.001 par value, 10,000,000 shares authorized; 1 share issued and outstanding
Common stock, $0.001 par value. 190,000,000 shares authorized; 5,083,336 and 3,474,972 shares issued and outstanding as of June 30, 2026 and December 31, 2025 respectively	5,083	3,475
Additional paid-in capital	28,228,472	15,871,112
Accumulated other comprehensive loss	(504,376)	(504,376)
Cumulative adjustment of the valuation of fin. instruments	59,004
Accumulated deficit	(19,933,468)	(14,565,737)
Total stockholders’ equity	7,854,715	804,474
Total liabilities and stockholders’ equity	$ 8,407,422	$ 2,650,875